SHARE-BASED COMPENSATION - Share Options (Details) ¥ in Thousands				12 Months Ended
	Dec. 30, 2025 $ / shares	Dec. 30, 2025 CNY (¥) shares	Jan. 15, 2025 $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jul. 20, 2017 $ / shares
SHARE-BASED COMPENSATION
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Share Options (in dollars per share) | $ / shares	$ 0.66			$ 1.98
Contractual term (in years)					7 years 18 days
Share options granted to employees | shares		4,996,006			4,996,006
Incremental compensation cost		¥ 1,079
Compensation expenses recognized for share-based awards					¥ 12,306	¥ 5,879	¥ 26,123
RSUs
SHARE-BASED COMPENSATION
Contractual term			8 years
Compensation expenses recognized for share-based awards					¥ 8,950	¥ 5,879	¥ 16,258
Employee Stock Option
SHARE-BASED COMPENSATION
Number of ordinary shares | shares			4,996,006
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Contractual term			8 years
Vested over service periods			2 years
Vested | shares					0
Unamortized stock-based compensation expense								¥ 3,193
Compensation expenses recognized for share-based awards					¥ 3,356
Expected recognition of unvested awards weighted-average period					9 months